STOCKHOLDERS' EQUITY (DEFICIT) - Initial value of issuances allocated to Series B Preferred Stock and the Series B Preferred Stock (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 06, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stockholder's equity (Deficit)
Accretion and settlement of Series B Preferred Stock dividend				$ 40,000
Series B Preferred Stock discount amortization			$ 692,700	210,600
Series B Preferred Stock
Stockholder's equity (Deficit)
Balance at beginning of period		$ 1,306,900	1,306,900	4,500,000
Series B Preferred Stock proceeds		3,000,000	3,000,000	(3,443,700)
Accretion and settlement of Series B Preferred Stock dividend	$ 40,000			40,000
Series B Preferred Stock discount		(2,668,300)	(2,668,300)
Series B Preferred Stock discount amortization		368,400	692,700	210,600
Series B Preferred Stock conversion to common stock			$ (2,331,300)
Balance at end of period		$ 2,007,000		$ 1,306,900